21. Discontinued operations (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations Details 3
Basic and diluted income per share from discontinued operations	$ .32	$ .29	$ .09